Share capital (Details)	12 Months Ended			144 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 GBP (£) £ / shares shares	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2022 GBP (£) £ / shares shares
Disclosure of classes of share capital
Par value per ordinary share | $ / shares	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Share capital	$ 388,000,000	$ 388,000,000	$ 387,000,000	$ 388,000,000
Shares repurchased				$ 0
Number of shares in the Company held by subsidiaries | shares	442,342	1,580,137	1,671,446	442,342	442,342	1,580,137	1,671,446
Own shares held at cost	$ 68,000,000	$ 129,000,000	$ 112,000,000	$ 68,000,000
Market value of own shares held	$ 58,000,000			$ 58,000,000
Ordinary shares
Disclosure of classes of share capital
Par value per ordinary share | $ / shares	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Share capital	$ 388,000,000	$ 388,000,000	$ 387,000,000	$ 388,000,000
Number of shares outstanding at beginning of period | shares	1,550,162,626	1,549,800,030	1,549,400,665
Issue of shares (share schemes) | shares	383,613	362,596	399,365
Number of shares outstanding at end of period | shares	1,550,546,239	1,550,162,626	1,549,800,030	1,550,546,239
Shares repurchased	$ 0	$ 0	$ 0
Preference shares
Disclosure of classes of share capital
Par value per ordinary share | £ / shares					£ 1	£ 1	£ 1
Share capital | £					£ 50,000	£ 50,000	£ 50,000
Dividend rights	$ 0			$ 0
Days of written noticed required	7 days